INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes
INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2018	2017

Deferred income tax:
Origination of temporary differences	$4,520	$1,930
Tax benefit-previously unrecognized tax assets	3,852	3,307
Prior year over (under) provision	(78)	(71)
	8,294	5,166
Income tax recovery	$8,294	$5,166

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2018	2017

Loss before taxes from continuing operations	$(38,371)	$(24,620)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	10,168	6,524

Difference in tax rates	7,573	2,096
Non-deductible amounts	(5,996)	(2,237)
Non-taxable amounts	1,439	1,795
Previously unrecognized deferred tax assets (1)	3,852	3,307
Renunciation of tax attributes-flow through shares	(1,589)	(2,827)
Change in deferred tax assets not recognized	(7,488)	(3,743)
Prior year over (under) provision	(78)	(71)
Other	413	322
Income tax recovery	$8,294	$5,166

(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2018 and 2017 as a result of the renunciation of certain tax benefits to subscribers pursuant to its March 2017 $14,499,790 and May 2016 $12,405,000 flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Deferred income tax assets:
Property, plant and equipment, net	$381	$977	$889
Post-employment benefits	600	617	645
Reclamation obligations	8,798	8,296	8,217
Other liabilities	-	-	237
Tax loss carry forwards	13,346	11,718	11,790
Other	8,164	7,522	6,081
Deferred income tax assets-gross	31,289	29,130	27,859
Set-off against deferred income tax liabilities	(31,289)	(29,130)	(27,859)
Deferred income tax assets-per balance sheet	$-	$-	$-

Deferred income tax liabilities:
Inventory	$(742)	$(741)	$(744)
Investments	29	(651)	(368)
Investments in associates	(23)	14	(80)
Property, plant and equipment, net	(42,313)	(44,042)	(45,581)
Other	(1,203)	(1,132)	(1,254)
Deferred income tax liabilities-gross	(44,252)	(46,552)	(48,027)
Set-off of deferred income tax assets	31,289	29,130	27,859
Deferred income tax liabilities-per balance sheet	$(12,963)	$(17,422)	$(20,168)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2018	2017

Balance-January 1	$(17,422)	$(20,168)
Recognized in income (loss)	8,294	5,166
Recognized in other liabilities (flow-through shares)	(3,835)	(2,420)
Balance-December 31	$(12,963)	$(17,422)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Deferred income tax assets not recognized
Property, plant and equipment	$10,439	$8,472	$6,678
Tax losses – capital	66,527	66,763	36,981
Tax losses – operating	29,220	27,530	26,628
Tax credits	1,126	1,125	1,154
Other deductible temporary differences	2,220	826	783
Deferred income tax assets not recognized	$109,532	$104,716	$72,224

A geographic split of the Company’s tax losses and tax credits not recognized and the associated expiry dates of those losses and credits is as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2018	2017

Tax losses - gross
Canada	2025-2038	$158,437	$147,046
Tax losses - gross		158,437	147,046
Tax benefit at tax rate of 25% - 27%		42,566	39,248
Set-off against deferred tax liabilities		(13,346)	(11,718)
Total tax loss assets not recognized		$29,220	$27,530

Tax credits
Canada	2025-2035	1,126	1,125
Total tax credit assets not recognized		$1,126	$1,125